Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2017
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Nov. 01, 2017
Document Effective Date	Nov. 01, 2017
Prospectus Date	Mar. 01, 2017
Class A, C, I and Y Prospectus | Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A
Prospectus:
Trading Symbol	DIBAX
Class A, C, I and Y Prospectus | Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class C
Prospectus:
Trading Symbol	DIBCX
Class A, C, I and Y Prospectus | Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class I
Prospectus:
Trading Symbol	DIBRX
Class A, C, I and Y Prospectus | Dreyfus International Bond Fund | Class Y
Prospectus:
Trading Symbol	DIBYX